Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions	R$ 1,922,432	R$ 2,470,187
Escrow deposits	(19,020)	(28,508)
Total	1,903,412	2,441,679
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	134,411	149,803
Escrow deposits	(1,510)	(11,341)
Total	132,901	138,462
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	51,342	235,683
Escrow deposits	(60)	(58)
Total	51,282	235,625
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	154,148	174,151
Escrow deposits	(437)	(1,431)
Total	153,711	172,720
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	12,236	176,426
Escrow deposits	(646)	(2,417)
Total	11,590	174,009
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,409,720	1,077,083
Escrow deposits	(16,318)	(13,210)
Total	1,393,402	1,063,873
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	160,575	657,041
Escrow deposits	(49)	(51)
Total	160,526	656,990
Current Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,370,013	1,546,184
Total	1,370,013	1,546,184
Noncurrent Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	552,419	924,003
Escrow deposits	(19,020)	(28,508)
Total	R$ 533,399	R$ 895,495